ACQUIRED TECHNOLOGY (Tables)	6 Months Ended
Sep. 30, 2012
ACQUIRED TECHNOLOGY [Abstract]
Schedule of Acquired Technology
	Estimated Useful Life (Years)	September 30, 2012	March 31, 2012

Technology right	15	$1,635,300	$-

Less accumulated amortization		(27,255)	(-)

		$1,608,045	$-